DWS Intermediate Tax-Free Fund Expense Example, No Redemption - Class ACIS [Member] - DWS Intermediate Tax-Free Fund	Sep. 24, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 338
Expense Example, No Redemption, 3 Years	505
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	1,212
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	141
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	837
Expense Example, No Redemption, 10 Years	1,641
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	39
Expense Example, No Redemption, 3 Years	159
Expense Example, No Redemption, 5 Years	290
Expense Example, No Redemption, 10 Years	673
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	39
Expense Example, No Redemption, 3 Years	168
Expense Example, No Redemption, 5 Years	308
Expense Example, No Redemption, 10 Years	$ 718